Related party disclosures - Transactions with Glencore (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 16, 2023	Apr. 14, 2023	Dec. 31, 2023
Related party disclosures
Share issue price (in dollars per share)		$ 10.00
Glencore Operations Australia
Related party disclosures
Contractual commitment			$ 44,031
Interest rate on guarantee liabilities			2.75%
Amount of interest paid			$ 317
CMPL
Related party disclosures
Number of of shares issued for acquisition	10,000,000
Share issue price (in dollars per share)	$ 10
Value of shares issued for acquisition	$ 100,000
Royalty percentage (in %)	1.50%
Royalty paid			1,067
Glencore | CMPL
Related party disclosures
Number of of shares issued for acquisition	10,000,000
Share issue price (in dollars per share)	$ 10
Value of shares issued for acquisition	$ 100,000
Glencore International AG ("GIAG")
Related party disclosures
Revenue			158,999
Glencore International AG ("GIAG") | Copper
Related party disclosures
Revenue			153,530
Glencore International AG ("GIAG") | Sliver
Related party disclosures
Revenue			5,469
CMPL and Glencore Australia Holdings Pty Ltd
Related party disclosures
Expense from related party transaction			920
Glencore Australia Oil Pty Ltd and CMPL
Related party disclosures
Expense from related party transaction			2,450
MAC Australia and Glencore Operations Australia
Related party disclosures
Decrease in estimated purchase price payable under related party agreement			15,000
Increase in final adjustment amount payable under related party agreement			15,000
Interest-free, working capital loan			$ 15,000